Sohu.com Limited Shareholders' Equity (Changyou 2014 Share Incentive Plan, Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 17, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 26, 2019	Jul. 28, 2016	Jun. 01, 2015	Feb. 16, 2015	Nov. 02, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 708	$ 4,939	$ 8,578
Changyou 2014 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted		5,884,464
Total fair value of stock options granted		$ 3,500
Total fair values of share options vested		$ 3,500	4,100	4,100
Changyou [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted		8,020,504
Changyou [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices of option granted	$ 0.01
Consideration Per Share	5.4
Accrued fixed price, final	5.39
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices of option granted	0.01
Share Based Compensation Arrangement By Share Based Payment Award Per Share Fixed Price	5.39
Consideration Per Share	5.4
Accrued fixed price, final	5.39
Share Based Compensation Arrangement By Share Based Payment Award Options Accrued Fixed Price Initial	5.39
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 100	$ 2,000	$ (3,900)
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan expiration date		Jun. 30, 2024
Number of shares under contractually granted share options					3,023,000	100,000	1,998,000
Exercise prices of option granted					$ 0.01	$ 0.01	$ 0.01	$ 0.01
Installments of share options granted		four equal installments
Award vesting period		4 years
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A Ordinary Shares [Member] | Minimum [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance									2,000,000
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A Ordinary Shares [Member] | Maximum [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance									6,000,000
Maximum term of share rights granted under share incentive plan		10 years
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A restricted share units [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options									2,416,000
Number of Class A restricted share units converted to options								2,400,000
Changyou [Member] | Changyou 2014 and 2019 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Award vesting period		4 years
Changyou [Member] | Changyou 2014 and 2019 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, final	5.39
Share Based Compensation Arrangement By Share Based Payment Award Options Accrued Fixed Price Initial	5.39
Share-based Compensation Arrangements by Share-based Payment Award, Options, Not Exercisable in Period, Conditionally Repurchased, Exercise Price	$ 5.39